Restricted Stock Plan - Summarized status of Company's nonvested restricted shares (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Weighted-Average Grant-Date Shares
Nonvested, beginning of year | shares	287,790
Granted | shares	10,000
Vested | shares	(10,000)
Nonvested, end of quarter | shares	287,790
Fair Value
Nonvested, beginning of year | $ / shares	$ 11.68
Granted | $ / shares	13.06
Vested | $ / shares	9
Nonvested, end of quarter | $ / shares	$ 11.58